As filed with the Securities and Exchange Commission on November 10, 2016

Securities Act Registration No. 333-196273

Investment Company Act Reg. No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 16	☒

(Check appropriate box or boxes)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1999 Harrison Street, Suite 1530, Oakland CA 94612

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Carolyn M. Yu

Chief Legal Officer

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

(Name and Address of Agent for Service)

Copy to:

James M. Cain

Cynthia R. Beyea

Sutherland Asbill & Brennan LLP

700 Sixth Street NW, Suite 700

Washington, DC 20001

Phone: (202) 383-0100

Facsimile: (202) 637-3593

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [ ] pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Oakland of the State of California on this 10th day of November, 2016.

USCF ETF TRUST
By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

*	Chief Financial Officer (Principal Accounting and	November 10, 2016
Stuart P. Crumbaugh	Principal Financial Officer), Treasurer, Secretary, and Trustee

/s/ John P. Love	President and Principal Executive Officer	November 10, 2016
John P. Love

*	Chairman and Trustee	November 10, 2016
Nicholas D. Gerber

*	Trustee	November 10, 2016
Andrew F Ngim

*	Independent Trustee	November 10, 2016
H. Abram Wilson

*	Independent Trustee	November 10, 2016
Thomas E. Gard

*	Independent Trustee	November 10, 2016
Jeremy Henderson

*	Independent Trustee	November 10, 2016
John D. Schwartz

*By:	/s/ John P. Love
John P. Love
Attorney in Fact
Pursuant to Power of Attorney, dated October 13, 2016, filed herewith

EXHIBIT INDEX

Exhibit No.	Exhibit Name

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase